Financial Instruments and Fair Value Disclosures (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Concentration Risk [Line Items]
Maximum aggregate amount of loss due to credit risk	$ 214
Charterers [Member] | Revenue Benchmark | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of time charter revenues	10.00%
A | Revenue Benchmark | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of time charter revenues	32.00%
B | Revenue Benchmark | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of time charter revenues	25.00%
C | Revenue Benchmark | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of time charter revenues	22.00%